Share Capital and Reserves - Schedule of Warrant Activity (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Warrant Activity [Line Items]
Number of Shares Under Warrants, beginning balance	4,541,210	544,280
Weighted Average Exercise Price, beginning balance	$ 3.9	$ 21.2
Number of Shares Under Warrants, Warrants Granted		4,031,630
Weighted Average Exercise Price, Warrants Granted		$ 1.28
Number of Shares Under Warrants, Exercised	(3,959,699)	(34,700)
Weighted Average Exercise Price, Exercised	$ 0.4056
Number of Shares Under Warrants, Expired/Cancelled
Weighted Average Exercise Price, Expired/Cancelled
Number of Shares Under Warrants, ending balance	581,512	4,541,210
Weighted Average Exercise Price, ending balance	$ 12.03	$ 3.9
Number of Shares Under Warrants, Warrants Exercisable	581,512
Weighted Average Exercise Price, Warrants Exercisable	$ 12.03